Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 06, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Sep. 06, 2017
Document Effective Date	Sep. 06, 2017
Prospectus Date	Sep. 06, 2017
Aptus Fortified Value ETF | Aptus Fortified Value ETF
Prospectus:
Trading Symbol	FTVA